UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          February 1, 2005

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     126

Form 13F Information Table Value Total:    $250,684


List of Other Included Managers:  None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Federal Natl Mtg Assn PFD 7% V PFD              313586794      340     6000 SH       SOLE                     6000
Abbott Labs                    COM              002824100     2127    45590 SH       SOLE                    45590
Altria Group Inc.              COM              02209S103      304     4975 SH       SOLE                     4975
American Express               COM              025816109     2458    43601 SH       SOLE                    43601
American Int'l Group           COM              026874107    29317   446435 SH       SOLE                   446435
Amgen Inc.                     COM              031162100      940    14653 SH       SOLE                    14653
Anadarko Petro Corp            COM              032511107     1744    26910 SH       SOLE                    26910
                                                                58      900 SH       OTHER                                       900
Anheuser Busch                 COM              035229103      667    13150 SH       SOLE                    13150
Annaly Mortgage Management Inc COM              035710409      248    12650 SH       SOLE                    12650
Applied Materials              COM              038222105      396    23150 SH       SOLE                    23150
Automatic Data Processing Inc. COM              053015103      572    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109      867    14465 SH       SOLE                    14465
Axis Capital Holdings Ltd      COM              g0692u109      465    17000 SH       SOLE                    17000
BG Group                       COM              055434203     5017   145639 SH       SOLE                   145639
BP Plc Spons Adr               COM              055622104     3221    55152 SH       SOLE                    55152
Bank of America Corp.          COM              060505104      450     9582 SH       SOLE                     9582
                                                               132     2800 SH       OTHER                                      2800
Bed Bath & Beyond Inc          COM              075896100      422    10600 SH       SOLE                    10600
Bombardier Inc. Cl B           COM              097751200       26    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     3120    69231 SH       SOLE                    69231
                                                                77     1700 SH       OTHER                                      1700
Canadian Nat Res Ltd           COM              136385101     2802    65514 SH       SOLE                    65514
ChevronTexaco Corp.            COM              166764100     1184    22551 SH       SOLE                    22551
                                                                53     1000 SH       OTHER                                      1000
Cintas Corp.                   COM              172908105      354     8075 SH       SOLE                     8075
Cisco Sys Inc                  COM              17275R102     9723   503263 SH       SOLE                   503263
                                                               104     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101      773    16036 SH       SOLE                    16036
                                                                87     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      248     5960 SH       SOLE                     5960
Colgate Palmolive              COM              194162103      692    13525 SH       SOLE                    13525
Comcast Corp New Cl A          COM              20030N101     6463   194212 SH       SOLE                   194212
Comcast Corp New Cl A Special  COM              20030N200     1822    55477 SH       SOLE                    55477
                                                                46     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1919    29800 SH       SOLE                    29800
ConocoPhillips                 COM              20825C104     3707    42698 SH       SOLE                    42698
Danaher Corp                   COM              235851102      647    11265 SH       SOLE                    11265
Dell Inc.                      COM              24702R101      625    14834 SH       SOLE                    14834
DuPont E I De Nemours          COM              263534109      262     5350 SH       SOLE                     5350
Dynegy Inc. Cl A               COM              26816Q101      103    22400 SH       SOLE                    22400
E M C Corp                     COM              268648102     3878   260791 SH       SOLE                   260791
E*Trade Financial Corp.        COM              269246104     7312   489088 SH       SOLE                   489088
                                                                75     5000 SH       OTHER                                      5000
Emerson Elec                   COM              291011104      313     4467 SH       SOLE                     4467
Enterra Energy Tr Unit         COM              29381P102     1093    57800 SH       SOLE                    57800
Exxon Mobil Corp.              COM              30231G102    12465   243176 SH       SOLE                   243176
                                                                54     1056 SH       OTHER                                      1056
First Data Corp.               COM              319963104     1722    40482 SH       SOLE                    40482
Fortune Brands Inc.            COM              349631101      523     6780 SH       SOLE                     6780
General Electric               COM              369604103    29691   813450 SH       SOLE                   813450
                                                                44     1200 SH       OTHER                                      1200
General Mills                  COM              370334104      348     7000 SH       SOLE                     7000
Goldman Sachs Group            COM              38141G104      489     4700 SH       SOLE                     4700
Google Inc.                    COM              38259P508      882     4575 SH       SOLE                     4575
                                                                48      250 SH       OTHER                                       250
HSBC Hldgs PLC Spon ADR        COM              404280406      386     4532 SH       SOLE                     4532
                                                                69      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2578    60325 SH       SOLE                    60325
                                                                66     1550 SH       OTHER                                      1550
Illinois Tool Works            COM              452308109     4956    53474 SH       SOLE                    53474
Int'l Bus Machines             COM              459200101      720     7302 SH       SOLE                     7302
                                                               207     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1496    63948 SH       SOLE                    63948
                                                                75     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100     1078    27631 SH       SOLE                    27631
                                                                58     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104    11713   184683 SH       SOLE                   184683
Johnson Ctls. Inc.             COM              478366107      513     8090 SH       SOLE                     8090
Liberty Media Corp. New Ser A  COM              530718105      669    60900 SH       SOLE                    60900
Linear Technology Corp         COM              535678106      298     7700 SH       SOLE                     7700
Lowes Companies                COM              548661107     6291   109239 SH       SOLE                   109239
McDonalds Corp                 COM              580135101      254     7912 SH       SOLE                     7912
Medtronic Inc.                 COM              585055106     1109    22334 SH       SOLE                    22334
                                                               129     2600 SH       OTHER                                      2600
Merck                          COM              589331107     2241    69728 SH       SOLE                    69728
Microsoft Corp.                COM              594918104     2509    93900 SH       SOLE                    93900
                                                               123     4600 SH       OTHER                                      4600
Nike Inc.                      COM              654106103      362     3989 SH       SOLE                     3989
Nokia Corp. Adr                COM              654902204      342    21800 SH       SOLE                    21800
                                                                50     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      226     4644 SH       SOLE                     4644
Pengrowth Energy Trust Unit A  COM              706902301      550    26400 SH       SOLE                    26400
Pepsico                        COM              713448108     3528    67580 SH       SOLE                    67580
Pfizer                         COM              717081103     2627    97699 SH       SOLE                    97699
                                                                24      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      361     7800 SH       SOLE                     7800
Praxair Inc. Com               COM              74005p104     1245    28200 SH       SOLE                    28200
Procter & Gamble               COM              742718109     9599   174276 SH       SOLE                   174276
                                                                66     1200 SH       OTHER                                      1200
S P D R Tr. Unit Ser 1         COM              78462F103      494     4084 SH       SOLE                     4084
Sasol Ltd ADR                  COM              803866300     3464   159780 SH       SOLE                   159780
Schlumberger                   COM              806857108      535     7984 SH       SOLE                     7984
                                                                27      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     6566   194772 SH       SOLE                   194772
Stratic Energy Corp            COM              862928108      575   913300 SH       SOLE                   913300
Symantec Corp                  COM              871503108      567    22020 SH       SOLE                    22020
Target Corporation             COM              87612E106      878    16900 SH       SOLE                    16900
Teva Pharmaceutical Ind        COM              881624209     8041   269288 SH       SOLE                   269288
                                                                42     1400 SH       OTHER                                      1400
Texas Instruments              COM              882508104     5756   233786 SH       SOLE                   233786
                                                               111     4500 SH       OTHER                                      4500
Toreador Resources Corp        COM              891050106     1605    72350 SH       SOLE                    72350
Tyco Intl. Ltd. New            COM              902124106      806    22556 SH       SOLE                    22556
                                                                93     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     2273    59500 SH       SOLE                    59500
United Technologies Corp.      COM              913017109     1023     9901 SH       SOLE                     9901
United Utilities Plc Adr       COM              91311Q105      594    24200 SH       SOLE                    24200
Verizon Communications         COM              92343V104     2253    55604 SH       SOLE                    55604
Viacom Inc. Cl B               COM              925524308      469    12875 SH       SOLE                    12875
                                                                29      800 SH       OTHER                                       800
Vodafone Group Plc New Spons A COM              92857W100     1473    53809 SH       SOLE                    53809
Wachovia Corp New Com          COM              929903102      773    14700 SH       SOLE                    14700
Wal Mart Stores                COM              931142103      683    12939 SH       SOLE                    12939
Walgreen                       COM              931422109      549    14317 SH       SOLE                    14317
Wellpoint Inc.                 COM              94973v107     6185    53786 SH       SOLE                    53786
Wells Fargo & Co.              COM              949746101     1353    21770 SH       SOLE                    21770
Zimmer Holdings Inc            COM              98956P102      498     6210 SH       SOLE                     6210
Soco International Ord         COM                              74    10000 SH       SOLE                    10000
Fidelity Investment Grade Bond                  316146109      116 15397.744SH       SOLE                15397.744
Fidelity Magellan Fd Com                        316184100      219 2105.277 SH       SOLE                 2105.277
Harbor Capital Appreciation Fd                  411511504      352 12266.637SH       SOLE                12266.637
Mutual Qualified Fund Class Z                   628380206     1689 86678.938SH       SOLE                86678.938
Vanguard/Windsor Fd II                          922018205      476 15504.157SH       SOLE                15504.157
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272